Derivative Financial Instruments	12 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

16.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

As of March 31, 2013 and 2014, the balance of assets and liabilities of derivative instruments were nil.

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the year ended March 31, 2013 and 2014 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2013	For the year ended March 31, 2014
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥(87)	—

Total		¥(87)	—

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2012, 2013 and 2014 were gain of ¥331 million, gain of ¥1,285 million and gain of ¥2,560 million, respectively.